Administrative and Offering Expenses	12 Months Ended
Dec. 31, 2012
Administrative and Offering Expenses [Abstract]
Administrative Expenses Disclosure [Text Block]
7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the years ended December 31, 2012 and 2011, actual administrative expenses were $ 791,912 and $848,371, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the years ended December 31, 2012 and 2011, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $ 206,541 and $256,532, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At December 31, 2012 and 2011, $ 40,089 and $51,851, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the years ended December 31, 2012 and 2011, actual offering expenses were $537,508 and $782,473, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the years ended December 31, 2012 and 2011, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $85,900 and $320,233, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At December 31, 2012 and 2011, $30,206 and $40,449, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.